UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 23.8%
BNP Paribas SA, NY, 0.33%, 9/01/11	$635	$635,000
Bank of Nova Scotia, Houston:
0.20%, 8/03/11	635	635,000
0.25%, 12/21/11	800	800,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.29%, 8/17/11	700	700,086
0.28%, 8/18/11	600	600,000
0.23%, 8/22/11	1,000	1,000,000
Credit Agricole CIB, NY, 0.22%, 8/04/11	906	906,000
Deutsche Bank AG, NY:
0.26%, 8/04/11 (b)	500	500,000
0.22%, 9/16/11	800	800,010
Lloyds Bank Plc, NY, 0.25%, 9/30/11	800	800,293
National Australia Bank, NY, 0.28%, 2/10/12 (b)	1,000	1,000,000
Norinchukin Bank, NY:
0.15%, 8/02/11	1,000	1,000,000
0.15%, 8/04/11	1,000	1,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/14/11	700	700,000
0.25%, 2/29/12	750	750,000
0.26%, 4/10/12	500	500,000
Royal Bank of Scotland Plc, CT:
0.72%, 8/10/11 (c)	1,000	1,000,000
0.52%, 9/19/11	1,000	1,000,000
Societe Generale, NY (c):
0.27%, 10/31/11	250	250,000
0.26%, 10/31/11	250	250,000
Sumitomo Mitsui Banking Corp., NY, 0.28%, 8/05/11	750	750,000
Toronto-Dominion Bank, NY:
0.33%, 9/06/11	500	500,000
0.27%, 1/12/12 (b)	500	500,000
0.28%, 1/20/12	830	830,000
UBS AG Stamford (b):
0.31%, 10/04/11	560	560,000
0.31%, 10/11/11	630	630,000
0.23%, 11/10/11	500	500,000
Westpac Banking Corp., NY, 0.26%, 11/04/11 (b)	800	800,000
Total Certificates of Deposit – 23.8%		19,896,389

Commercial Paper
ANZ National International Ltd., 0.20%, 10/17/11 (d)	805	804,656
Antalis US Funding Corp. (d):
0.26%, 9/07/11	1,000	999,733
0.27%, 9/12/11	500	499,843

Commercial Paper (continued)	Par (000)	Value
Argento Variable Funding Co. LLC (d):
0.26%, 8/08/11	$900	$899,954
0.18%, 8/12/11	700	699,961
Atlantis One Funding Corp., 0.17%, 8/11/11 (d)	1,850	1,849,913
BNZ International Funding Ltd., 0.23%, 10/21/11 (d)	1,785	1,784,096
BPCE SA (d):
0.35%, 8/10/11	500	499,956
0.25%, 9/15/11	400	399,875
Barclays Bank Plc, US Collateralized Commercial Paper Notes, Series 2010-1, 9/16/11 (d)	1,000	999,706
Cancara Asset Securitization LLC, 0.20%, 9/12/11 (d)	1,000	999,767
Chariot Funding LLC (d):
0.23%, 8/04/11	1,500	1,499,971
0.14%, 8/15/11	2,000	1,999,891
Commonwealth Bank of Australia (d):
0.20%, 10/04/11	800	799,716
0.18%, 10/14/11	400	399,852
Falcon Asset Securitization LLC, 0.23%, 9/06/11 (d)	1,500	1,499,655
Gemini Securitization Corp., 0.20%, 8/17/11 (d)	540	539,952
ING (US) Funding LLC (d):
0.11%, 8/04/11	1,000	999,991
0.17%, 8/09/11	560	559,979
JPMorgan Chase & Co., 0.22%, 3/16/12 (b)	500	500,000
Jupiter Securitization Co. LLC, 0.15%, 8/03/11 (d)	690	689,994
Kells Funding LLC, 0.36%, 2/10/12 (b)	500	500,000
Liberty Funding LLC, 0.20%, 10/11/11 (d)	800	799,684
MetLife Short Term Funding LLC (d):
0.24%, 10/03/11	600	599,748
0.25%, 10/17/11	480	479,743
Mizuho Funding LLC, 0.26%, 10/07/11 (d)	1,000	999,516
Mont Blanc Capital Corp., 0.30%, 8/01/11 (d)	3,000	3,000,000
Nieuw Amsterdam Receivables Corp. (d):
0.30%, 8/01/11	2,759	2,759,000
0.20%, 9/02/11	700	699,876
Nordea North America Inc. (d):
0.23%, 10/19/11	180	179,911
0.23%, 10/20/11	275	274,863

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
MSTR	Municipal Securities Trust Receipts
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value
Northern Pines Funding LLC, 0.26%, 9/06/11 (d)	$800	$799,792
Rabobank USA Financial Corp. (d):
0.34%, 10/05/11	600	599,632
0.24%, 11/14/11	1,000	999,300
Regency Markets No.1 LLC, 0.24%, 10/20/11 (d)	650	649,653
Scaldis Capital LLC, 0.26%, 8/18/11 (d)	600	599,926
Solitaire Funding LLC (d):
0.22%, 9/15/11	620	619,830
0.22%, 10/04/11	805	804,685
0.23%, 10/18/11	700	699,651
Surrey Funding Corp., 0.20%, 8/23/11 (d)	615	614,925
Thunder Bay Funding LLC, 0.19%, 10/03/11 (d)	1,000	999,667
Victory Receivables Corp., 0.22%, 8/04/11 (d)	1,390	1,389,975
Westpac Banking Corp.:
0.21%, 10/06/11	1,000	999,615
0.27%, 1/06/12 (b)	500	500,000
0.42%, 1/13/12 (b)	800	800,000
Total Commercial Paper – 49.3%		41,295,453

Corporate Notes
JPMorgan Chase Bank NA, 0.28%, 8/17/12	635	635,000
Total Corporate Notes – 0.8%		635,000

Municipal Bonds (c)
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.23%, 8/08/11 (e)	700	700,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.05%, 8/08/11	1,000	1,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K2 (JPMorgan Chase Bank LOC), 0.03%, 8/08/11	700	700,000
County of Harris Texas, RB, MSTR, VRDN, Series SGC 31, Class A (Societe Generale LOC), 0.11%, 8/08/11 (e)	565	565,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC), 0.20%, 8/01/11	700	700,000

Municipal Bonds (c) (concluded)	Par (000)	Value
Eastern Michigan University, Refunding RB, VRDN, General, Series A (JPMorgan Chase Bank LOC), 0.33%, 8/01/11	$1,300	$1,300,000
Michigan State HDA, Refunding RB, VRDN, Series D (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 8/08/11	495	495,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.09%, 8/08/11	675	675,000
Rhode Island Housing & Mortgage Finance Corp., RB, VRDN, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.15%, 8/08/11	1,000	1,000,000
State of California, GO, VRDN Series C-4 (JPMorgan Chase & Co. LOC), 0.18%, 8/01/11	1,100	1,100,000
Total Municipal Bonds – 9.8%		8,235,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.14%, 1/23/12	550	549,626
0.22%, 9/17/12	800	799,817
0.22%, 12/20/12	500	499,859
Federal Home Loan Bank Variable Rate Notes, 0.19%, 10/06/11 (b)	800	799,941
Freddie Mac Discount Notes (d):
0.13%, 9/08/11	1,030	1,029,859
0.10%, 9/14/11	900	899,890
0.25%, 9/14/11	650	649,801
Freddie Mac Variable Rate Notes, 0.14%, 12/29/11 (b)	1,000	999,793
Total US Government Sponsored Agency Obligations – 7.4%		6,228,586

US Treasury Obligations
US Treasury Bill, 0.27%, 9/22/11 (d)	600	599,770
US Treasury Notes:
4.50%, 9/30/11	700	704,839
0.88%, 1/31/12	1,245	1,249,300
Total US Treasury Obligations – 3.0%		2,553,909

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2011	2

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.22%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $2,153,039, collateralized by Fannie Mae Note, 4.00% due 3/12/26 par and fair values of $2,175,644 and $2,217,590, respectively)	$2,153	$2,153,000
Total Repurchase Agreements – 2.6%		2,153,000
Total Investments (Cost – $80,997,337*) – 96.7%		80,997,337
Other Assets Less Liabilities – 3.3%		2,736,529

Net Assets – 100.0%		$83,733,866

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments[1]	—	$80,997,337	—	$80,997,337

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK SUMMIT CASH RESERVES FUND	JULY 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 26, 2011